Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
8 –	WARRANT LIABILITIES

The Company assumed an aggregate of 6,044,160 warrants, comprised of 3,159,500 Company Public Warrants and 2,884,660 Company Private Warrants as part of the Business Combination. As of June 30, 2026, the Company had an aggregate of 3,650,214 warrants outstanding, comprised of 765,554 Company Public Warrants and 2,884,660 Company Private Warrants. The Company Warrants have an exercise price of $11.50 per share, subject to adjustment, and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

Redemption of Public Warrants when the price per Public Share equals or exceeds $18.00:

The Company may redeem the outstanding Public Warrants for cash:

●	in whole and not in part;

●	at a price of $0.01 per Public Warrant;

●	upon a minimum of 30 days’ prior written notice of redemption, referred to as the 30-day redemption period; and

●	if, and only if, the closing price of the Company Class A Ordinary Shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

Redemption of Company Public Warrants when the price per share of Public Shares equals or exceeds $10.00:

The Company may redeem the outstanding Public Warrants:

●	in whole and not in part;

●	at $0.10 per Company Public Warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their Company Public Warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Public Shares; and

●	if, and only if, the closing price of Company Class A Ordinary Shares equals or exceeds $10.00 per share (as adjusted) for any 20 trading days within the 30-trading day period ending three trading days before the Company sends notice of redemption to the warrant holders.

The “fair market value” of Company Class A Ordinary Shares means the volume weighted average price of Company Class A Ordinary Shares during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of the Company Warrants. In no event will the Company Public Warrants be exercisable in connection with this redemption feature for more than 0.361 Company Class A Ordinary Shares per Company Public Warrant (subject to adjustment).

No Company Public Warrants have been redeemed by the Company as of June 30, 2026. During the six months ended June 30, 2026, holders of the Company Public Warrants exercised their rights to purchase Class A ordinary shares. There were a total of 2,393,946 Company Public Warrants exercised for total proceeds of approximately $27.5 million, of which $27.2 million was received by the Company as of June 30, 2026 and $0.3 million remains as equity proceeds receivable. The following table provides a reconciliation of warrant liabilities measured at fair value:

Amount
Balance as at December 31, 2025	$-
Initial recognition of warrants at close of Business Combination	20,526,410
Cash exercise of Company Warrants for Company Class A Ordinary Shares	(46,789,330)
Change in fair value of Company Warrants	103,041,494
Balance as at June 30, 2026	$76,778,574